Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SATURNA INVESTMENT TRUST
Entity Central Index Key	0000811860
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000065113
Shareholder Report [Line Items]
Fund Name	Saturna Bond Income Fund
Class Name	SATURNA BOND INCOME
Trading Symbol	SBIFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Saturna Bond Income Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-bond-income . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-bond-income
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Bond Income	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the one-year period ended November 30, 2025, the Saturna Bond Income Fund returned 5.30% and the Bloomberg US Aggregate Index returned 5.70%. The primary reason for the Fund’s underperformance was a higher allocation to longer-duration securities relative to the index. The Fund’s duration lies in between the long-term bond category and the intermediate term bond category. Being that the Fund is benchmarked against the intermediate-term bond category, the Fund tends to underperform when longer-term yields rise and outperform when longer-term yields fall. Over the past year, the yield curve saw a pronounced steepening, with short-term yields falling while longer-term yields rose, explaining most of the return differential.

The first half of 2025 was defined by considerable market volatility and yield curve steepening. After the markets stabilized mid-year, the Federal Reserve opted to cut interest rates in September and November 2025, primarily in response to a weakening labor market. This pushed short-term yields materially lower, confirming the expectations that were already priced in by the market. At the same time, rebounding inflation, solid economic growth, and immense fiscal expenditure continued to pressure long-term yields.

Throughout 2025, market uncertainty remained elevated as participants weighed the major policy changes under the new political regime. Ultimately, most assets demonstrated strong performance over the second half of the year, with equities, fixed income, and commodities all broadly marking positive returns.

The Fund continues to be positioned defensively among its category competitors, with an elevated allocation to high-quality securities. We believe that this positioning will allow the Fund to take advantage of market strength without excess risk, offering strong through-cycle performance.

Line Graph [Table Text Block]
	Saturna Bond Income Fund	Bloomberg US Aggregate Bond Index
11/30/2015	10,000	10,000
12/31/2015	9,928	9,968
1/31/2016	10,050	10,105
2/29/2016	10,154	10,177
3/31/2016	10,301	10,270
4/30/2016	10,345	10,309
5/31/2016	10,372	10,312
6/30/2016	10,677	10,497
7/31/2016	10,781	10,564
8/31/2016	10,785	10,552
9/30/2016	10,748	10,545
10/31/2016	10,631	10,465
11/30/2016	10,291	10,217
12/31/2016	10,316	10,232
1/31/2017	10,344	10,252
2/28/2017	10,450	10,321
3/31/2017	10,438	10,315
4/30/2017	10,500	10,395
5/31/2017	10,632	10,475
6/30/2017	10,638	10,464
7/31/2017	10,709	10,509
8/31/2017	10,821	10,603
9/30/2017	10,764	10,553
10/31/2017	10,792	10,559
11/30/2017	10,755	10,546
12/31/2017	10,845	10,594
1/31/2018	10,685	10,472
2/28/2018	10,585	10,373
3/31/2018	10,656	10,439
4/30/2018	10,537	10,362
5/31/2018	10,650	10,435
6/30/2018	10,591	10,423
7/31/2018	10,600	10,425
8/31/2018	10,694	10,492
9/30/2018	10,613	10,425
10/31/2018	10,515	10,342
11/30/2018	10,564	10,404
12/31/2018	10,723	10,595
1/31/2019	10,859	10,708
2/28/2019	10,861	10,701
3/31/2019	11,106	10,907
4/30/2019	11,113	10,910
5/31/2019	11,316	11,103
6/30/2019	11,517	11,243
7/31/2019	11,570	11,268
8/31/2019	11,928	11,560
9/30/2019	11,823	11,498
10/31/2019	11,874	11,533
11/30/2019	11,879	11,527
12/31/2019	11,819	11,519
1/31/2020	12,182	11,740
2/29/2020	12,409	11,952
3/31/2020	11,989	11,881
4/30/2020	12,420	12,093
5/31/2020	12,515	12,149
6/30/2020	12,630	12,225
7/31/2020	12,995	12,408
8/31/2020	12,794	12,308
9/30/2020	12,793	12,301
10/31/2020	12,680	12,246
11/30/2020	12,886	12,366
12/31/2020	12,865	12,383
1/31/2021	12,661	12,295
2/28/2021	12,317	12,117
3/31/2021	12,042	11,966
4/30/2021	12,204	12,060
5/31/2021	12,297	12,100
6/30/2021	12,530	12,185
7/31/2021	12,740	12,321
8/31/2021	12,694	12,297
9/30/2021	12,486	12,191
10/31/2021	12,510	12,188
11/30/2021	12,604	12,224
12/31/2021	12,558	12,192
1/31/2022	12,183	11,930
2/28/2022	11,970	11,797
3/31/2022	11,619	11,469
4/30/2022	11,031	11,034
5/31/2022	11,056	11,105
6/30/2022	10,867	10,931
7/31/2022	11,224	11,198
8/31/2022	10,799	10,881
9/30/2022	10,180	10,411
10/31/2022	10,015	10,276
11/30/2022	10,469	10,654
12/31/2022	10,424	10,606
1/31/2023	10,762	10,932
2/28/2023	10,424	10,650
3/31/2023	10,788	10,920
4/30/2023	10,861	10,987
5/31/2023	10,694	10,867
6/30/2023	10,670	10,828
7/31/2023	10,647	10,821
8/31/2023	10,576	10,751
9/30/2023	10,236	10,478
10/31/2023	10,042	10,313
11/30/2023	10,559	10,780
12/31/2023	11,003	11,193
1/31/2024	10,931	11,162
2/29/2024	10,758	11,004
3/31/2024	10,884	11,106
4/30/2024	10,561	10,825
5/31/2024	10,739	11,009
6/30/2024	10,866	11,113
7/31/2024	11,071	11,373
8/31/2024	11,278	11,536
9/30/2024	11,435	11,690
10/31/2024	11,137	11,401
11/30/2024	11,270	11,521
12/31/2024	10,997	11,332
1/31/2025	11,082	11,393
2/28/2025	11,343	11,643
3/31/2025	11,300	11,648
4/30/2025	11,307	11,693
5/31/2025	11,213	11,610
6/30/2025	11,454	11,788
7/31/2025	11,411	11,757
8/31/2025	11,526	11,898
9/30/2025	11,717	12,028
10/31/2025	11,805	12,103
11/30/2025	11,867	12,178

AssetsNet	$ 12,301,699
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 26,319
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,301,699
# of Portfolio Holdings	47
Advisory Fees Paid	$26,319
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Government	29.0%
Financials	9.4%
Health Care	8.5%
Technology	6.2%
Industrials	5.6%
Energy	4.9%
Consumer Discretionary	4.9%
Municipal Bonds	4.5%
Utilities	4.4%
Consumer Staples	4.4%
Other Sectors	13.4%
Other Assets (net of liabilities)	4.8%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

United States Treasury Bond (4.250% due 05/15/2039)	6.2%
US Treasury Strips (-% due 02/15/2045)	4.9%
United States Treasury Bond (3.375% due 11/15/2048)	3.7%
United States Treasury Bond (5.375% due 02/15/2031)	3.5%
Apple (4.500% due 02/23/2036)	2.9%
Microsoft (4.200% due 11/3/2035)	2.9%
Home Depot (5.875% due 12/16/2036)	2.7%
Burlington Northern Santa Fe (5.050% due 03/1/2041)	2.5%
Massachusetts Housing Finance Agency (5.989% due 12/1/2044)	2.5%
Maryland Community Development Administration (5.991% due 09/1/2044)	2.5%

Material Fund Change [Text Block]

How has the Fund changed?

Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

Updated Prospectus Phone Number	1-800-728-8762
C000065111
Shareholder Report [Line Items]
Fund Name	Saturna Core Fund
Class Name	SATURNA CORE
Trading Symbol	SCORX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Saturna Core Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.saturna.com/fund/saturna-core . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	https://www.saturna.com/fund/saturna-core
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Core	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

The Saturna Core Fund produced a one-year return of 11.54% as of November 30, 2025. The Fund’s benchmark, a 60/40 blend of the Bloomberg Developed Markets Large & Mid Cap equity index and the Bloomberg US Aggregate bond index returned 12.66% for the period. At fiscal year-end, the Fund was in the 24th percentile for one-year total returns in its Morningstar US Fund Moderate Allocation category with recorded a 30-day yield of 1.19% for 2025.

The Saturna Core Fund’s mandate allocates a 60%–70% weight in equity securities, with a mix of US- and foreign-domiciled companies. The Fund generally holds equity positions in larger companies with strong balance sheets. The average market capitalization of positions held by the Fund was $474.8 billion with 24% total debt-to-market capitalization at year-end. The Fund’s 62.6% equity allocation was comprised of 62 positions across 17 countries.

The Saturna Core Fund targets an allocation of 30%–40% cash and investment-grade fixed-income securities. During the fiscal year, the Federal Reserve (the “Fed”) cut interest rate by 75 basis points (bps) from 4.625% at the mid-point to 3.875%. Despite cuts, longer-term treasuries were with the 10-year largely rangebound between 4% and 4.8%, falling 17 bps over fiscal year 2025.

In 2024, we noted that while more Fed interest rate cuts could be in store for 2025, as important as the number of cuts is the reason for those cuts. We continue to maintain this view, acknowledging that slow and steady cuts driven by slowly cooling inflation should be supportive, whereas rapid cuts due to deteriorating real economic growth would troubling. We continue to hold such uncertainty bolsters the value of a 60/40 portfolio, where bonds can provide a ballast and equities a sail.

Line Graph [Table Text Block]
	Saturna Core Fund	Dow Jones Moderate US Portfolio Index	Bloomberg Developed Markets Large & Mid Cap Total Return	Bloomberg Global Equity/Fixed Income 60/40 Index
11/30/2015	10,000	10,000	10,000	10,000
12/31/2015	9,884	9,873	9,831	9,920
1/31/2016	9,556	9,531	9,245	9,601
2/29/2016	9,520	9,591	9,186	9,649
3/31/2016	9,947	10,112	9,810	10,145
4/30/2016	10,089	10,225	9,963	10,294
5/31/2016	10,213	10,244	10,036	10,284
6/30/2016	10,249	10,334	9,932	10,340
7/31/2016	10,498	10,644	10,346	10,630
8/31/2016	10,453	10,647	10,359	10,617
9/30/2016	10,436	10,698	10,414	10,674
10/31/2016	10,187	10,499	10,215	10,433
11/30/2016	10,178	10,539	10,383	10,371
12/31/2016	10,301	10,630	10,634	10,502
1/31/2017	10,418	10,838	10,889	10,701
2/28/2017	10,689	11,051	11,194	10,901
3/31/2017	10,761	11,102	11,318	10,982
4/30/2017	10,815	11,227	11,491	11,132
5/31/2017	10,978	11,360	11,749	11,351
6/30/2017	11,032	11,403	11,804	11,379
7/31/2017	11,113	11,608	12,086	11,619
8/31/2017	11,221	11,661	12,108	11,677
9/30/2017	11,420	11,778	12,384	11,795
10/31/2017	11,600	11,924	12,625	11,915
11/30/2017	11,720	12,117	12,908	12,129
12/31/2017	11,803	12,239	13,088	12,247
1/31/2018	12,078	12,617	13,776	12,691
2/28/2018	11,694	12,290	13,214	12,336
3/31/2018	11,556	12,242	12,943	12,238
4/30/2018	11,474	12,230	13,088	12,243
5/31/2018	11,620	12,328	13,189	12,263
6/30/2018	11,566	12,296	13,183	12,239
7/31/2018	12,004	12,473	13,595	12,460
8/31/2018	12,142	12,615	13,771	12,562
9/30/2018	12,151	12,570	13,849	12,561
10/31/2018	11,584	11,934	12,822	11,947
11/30/2018	11,730	12,084	12,994	12,056
12/31/2018	11,258	11,602	12,004	11,603
1/31/2019	11,787	12,277	12,954	12,225
2/28/2019	12,102	12,487	13,357	12,425
3/31/2019	12,213	12,622	13,541	12,591
4/30/2019	12,575	12,857	14,026	12,847
5/31/2019	12,111	12,448	13,236	12,482
6/30/2019	12,696	12,998	14,109	13,087
7/31/2019	12,751	13,045	14,183	13,115
8/31/2019	12,835	12,919	13,906	13,068
9/30/2019	12,937	13,054	14,202	13,181
10/31/2019	13,113	13,264	14,562	13,416
11/30/2019	13,271	13,477	14,979	13,607
12/31/2019	13,508	13,760	15,426	13,882
1/31/2020	13,489	13,700	15,338	13,905
2/29/2020	12,879	13,055	14,050	13,242
3/31/2020	11,896	11,689	12,172	12,053
4/30/2020	12,801	12,594	13,492	12,945
5/31/2020	13,164	12,999	14,178	13,357
6/30/2020	13,282	13,256	14,554	13,618
7/31/2020	13,774	13,766	15,241	14,178
8/31/2020	14,128	14,141	16,258	14,737
9/30/2020	13,941	13,900	15,708	14,418
10/31/2020	13,695	13,831	15,235	14,162
11/30/2020	14,560	14,963	17,200	15,360
12/31/2020	14,908	15,444	17,926	15,836
1/31/2021	14,788	15,412	17,755	15,688
2/28/2021	14,858	15,690	18,232	15,833
3/31/2021	15,267	15,835	18,846	16,034
4/30/2021	15,576	16,304	19,727	16,567
5/31/2021	15,805	16,460	20,010	16,772
6/30/2021	15,765	16,565	20,310	16,864
7/31/2021	15,945	16,649	20,660	17,128
8/31/2021	16,055	16,875	21,191	17,364
9/30/2021	15,566	16,428	20,334	16,819
10/31/2021	16,124	16,865	21,486	17,375
11/30/2021	16,154	16,543	20,996	17,118
12/31/2021	16,714	16,897	21,884	17,543
1/31/2022	16,189	16,244	20,706	16,835
2/28/2022	15,870	16,037	20,194	16,504
3/31/2022	16,056	16,035	20,750	16,576
4/30/2022	15,264	15,055	19,032	15,392
5/31/2022	15,315	15,096	19,055	15,419
6/30/2022	14,513	14,234	17,410	14,422
7/31/2022	15,078	14,933	18,803	15,237
8/31/2022	14,636	14,504	18,037	14,623
9/30/2022	13,865	13,453	16,369	13,511
10/31/2022	14,513	13,890	17,548	14,056
11/30/2022	15,294	14,702	18,768	14,906
12/31/2022	14,979	14,368	17,970	14,557
1/31/2023	15,366	15,150	19,250	15,371
2/28/2023	14,959	14,729	18,796	14,950
3/31/2023	15,397	15,003	19,377	15,416
4/30/2023	15,595	15,071	19,716	15,605
5/31/2023	15,314	14,836	19,548	15,404
6/30/2023	15,815	15,372	20,746	15,970
7/31/2023	16,023	15,739	21,439	16,335
8/31/2023	15,846	15,341	20,930	16,013
9/30/2023	15,324	14,831	20,037	15,416
10/31/2023	15,084	14,423	19,467	15,079
11/30/2023	15,888	15,427	21,293	16,231
12/31/2023	16,453	16,192	22,349	16,984
1/31/2024	16,378	16,095	22,617	17,013
2/29/2024	16,781	16,403	23,608	17,375
3/31/2024	17,280	16,799	24,373	17,753
4/30/2024	16,887	16,270	23,471	17,179
5/31/2024	17,439	16,668	24,535	17,737
6/30/2024	17,460	16,775	25,050	17,970
7/31/2024	17,736	17,211	25,492	18,359
8/31/2024	18,203	17,527	26,181	18,832
9/30/2024	18,479	17,890	26,662	19,167
10/31/2024	18,139	17,537	26,154	18,691
11/30/2024	18,564	18,081	27,371	19,239
12/31/2024	18,066	17,576	26,662	18,775
1/31/2025	18,492	17,978	27,615	19,221
2/28/2025	18,383	17,935	27,405	19,242
3/31/2025	17,936	17,601	26,196	18,781
4/30/2025	18,066	17,737	26,427	19,100
5/31/2025	18,688	18,306	28,020	19,763
6/30/2025	19,244	18,840	29,246	20,433
7/31/2025	19,473	18,995	29,641	20,476
8/31/2025	19,898	19,343	30,409	20,911
9/30/2025	20,585	19,703	31,394	21,372
10/31/2025	20,705	19,842	32,041	21,615
11/30/2025	20,705	19,900	32,138	21,675

AssetsNet	$ 31,290,511
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 140,441
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,290,511
# of Portfolio Holdings	86
Advisory Fees Paid	$140,441
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Technology	18.3%
Industrials	12.8%
Materials	7.5%
Communications	7.4%
Financials	7.1%
Government	6.7%
Consumer Discretionary	6.6%
Health Care	5.4%
Utilities	5.0%
Consumer Staples	4.5%
Other Sectors	7.4%
Other Assets (net of liabilities)	11.3%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Alphabet, Class A	3.2%
Agnico-Eagle Mines	3.1%
Microsoft	2.8%
United States Treasury Bond (6.250% due 05/15/2030)	2.5%
Taiwan Semiconductor ADR	2.4%
United States Treasury Bond (3.375% due 11/15/2048)	2.3%
Nvidia	2.1%
Apple	2.0%
Maryland Community Development Administration (6.362% due 09/1/2053)	2.0%
United States Treasury Inflation Index Bond (2.125% due 02/15/2054)	1.9%

Material Fund Change [Text Block]

How has the Fund changed?

Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

Updated Prospectus Phone Number	1-800-728-8762
C000112018
Shareholder Report [Line Items]
Fund Name	Saturna Global High Income Fund
Class Name	SATURNA GLOBAL HIGH INCOME FUND
Trading Symbol	SGHIX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Saturna Global High Income Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-global-high-income . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-global-high-income
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Global High Income Fund	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

The Saturna Global High Income Fund completed fiscal year ended November 30, 2025, with a total return of 13.26%. For comparison, the Fund’s equity benchmark, the Bloomberg Developed Markets Large & Mid Cap Index, returned 17.42%. The fixed income benchmark, the Bloomberg Global High Yield Corporate Bond Index returned 9.05%. The 50/50 balanced benchmark Bloomberg Global Equity/Fixed Income returned 11.47%.

2025 was a shift from prior years, as for the year ended November 30, 2025, international developed market equities outperformed US stocks with the Bloomberg Developed Markets ex-US Large & Mid Cap Index returning 25.17% compared to the 15.17% return of the Bloomberg Large Cap index. While the US has benefited from stronger structural growth drivers than Europe or Asia, President Trump’s foreign and trade policy actions appear to have caused global investors to reassess the durability of America’s growth drivers.

In the fixed income market, the US yield curve “normalized” to a more typical upward sloping shape, with longer-term yields higher than shorter-term yields as the Federal Reserve lowered rates on the short end in the latter part of the fiscal year. Yield curve normalization also signals a success by the Fed in avoiding a recession — which was often linked to past episodes of yield curve inversions. Credit spreads remained very tight with investors happy to lend at relatively high overall rates.

The yield curve normalization presents the opportunity to increase the Fund’s duration and limit reinvestment risk. On the equity side of the allocation, international equities still trade with a large valuation discount to US equities after a “catch up” year, and we continue to find better opportunities among foreign stocks for income-oriented value.

Line Graph [Table Text Block]
	Saturna Global High Income Fund	S&P Global 1200 Index	Bloomberg Developed Markets Large & Mid Cap Total Return	Bloomberg Global Equity/Fixed Income 50/50 Index
11/30/2015	10,000	10,000	10,000	10,000
12/31/2015	9,618	9,827	9,831	9,942
1/31/2016	9,348	9,262	9,245	9,690
2/29/2016	9,494	9,198	9,186	9,767
3/31/2016	10,079	9,843	9,810	10,229
4/30/2016	10,675	10,007	9,963	10,377
5/31/2016	10,394	10,053	10,036	10,345
6/30/2016	10,686	9,977	9,932	10,442
7/31/2016	10,990	10,404	10,346	10,699
8/31/2016	11,249	10,440	10,359	10,680
9/30/2016	11,507	10,483	10,414	10,738
10/31/2016	11,519	10,315	10,215	10,486
11/30/2016	11,372	10,451	10,383	10,364
12/31/2016	11,497	10,700	10,634	10,465
1/31/2017	11,814	10,974	10,889	10,651
2/28/2017	12,026	11,272	11,194	10,825
3/31/2017	12,167	11,428	11,318	10,895
4/30/2017	12,237	11,601	11,491	11,039
5/31/2017	12,355	11,855	11,749	11,249
6/30/2017	12,355	11,920	11,804	11,270
7/31/2017	12,755	12,238	12,086	11,500
8/31/2017	12,884	12,276	12,108	11,567
9/30/2017	13,096	12,542	12,384	11,647
10/31/2017	13,119	12,804	12,625	11,739
11/30/2017	13,079	13,059	12,908	11,936
12/31/2017	13,272	13,252	13,088	12,039
1/31/2018	13,768	13,981	13,776	12,428
2/28/2018	13,272	13,400	13,214	12,119
3/31/2018	13,369	13,130	12,943	12,061
4/30/2018	13,441	13,271	13,088	12,033
5/31/2018	13,296	13,322	13,189	12,034
6/30/2018	13,260	13,298	13,183	12,005
7/31/2018	13,707	13,732	13,595	12,183
8/31/2018	13,441	13,870	13,771	12,268
9/30/2018	13,683	13,973	13,849	12,250
10/31/2018	13,260	12,958	12,822	11,728
11/30/2018	13,381	13,127	12,994	11,823
12/31/2018	13,108	12,169	12,004	11,493
1/31/2019	13,823	13,099	12,954	12,035
2/28/2019	14,099	13,471	13,357	12,188
3/31/2019	14,062	13,663	13,541	12,349
4/30/2019	14,149	14,163	14,026	12,553
5/31/2019	13,773	13,347	13,236	12,283
6/30/2019	14,400	14,224	14,109	12,826
7/31/2019	14,425	14,259	14,183	12,843
8/31/2019	13,974	13,993	13,906	12,847
9/30/2019	14,262	14,327	14,202	12,919
10/31/2019	14,400	14,706	14,562	13,125
11/30/2019	14,325	15,091	14,979	13,263
12/31/2019	14,612	15,604	15,426	13,499
1/31/2020	14,367	15,468	15,338	13,547
2/29/2020	13,795	14,201	14,050	13,024
3/31/2020	12,147	12,371	12,172	11,999
4/30/2020	12,706	13,650	13,492	12,781
5/31/2020	13,046	14,263	14,178	13,128
6/30/2020	13,169	14,675	14,554	13,362
7/31/2020	13,387	15,367	15,241	13,891
8/31/2020	13,564	16,337	16,258	14,344
9/30/2020	13,087	15,791	15,708	14,076
10/31/2020	12,815	15,358	15,235	13,870
11/30/2020	13,822	17,263	17,200	14,890
12/31/2020	14,214	18,034	17,926	15,308
1/31/2021	14,369	17,894	17,755	15,167
2/28/2021	14,566	18,353	18,232	15,240
3/31/2021	14,834	18,989	18,846	15,354
4/30/2021	15,045	19,850	19,727	15,811
5/31/2021	15,356	20,186	20,010	15,999
6/30/2021	15,285	20,418	20,310	16,048
7/31/2021	15,200	20,660	20,660	16,294
8/31/2021	15,285	21,168	21,191	16,469
9/30/2021	15,299	20,286	20,334	15,990
10/31/2021	15,440	21,397	21,486	16,424
11/30/2021	15,186	20,990	20,996	16,214
12/31/2021	15,720	21,920	21,884	16,546
1/31/2022	15,777	20,906	20,706	15,933
2/28/2022	15,835	20,349	20,194	15,640
3/31/2022	15,921	20,888	20,750	15,618
4/30/2022	14,958	19,235	19,032	14,546
5/31/2022	15,202	19,347	19,055	14,573
6/30/2022	14,109	17,691	17,410	13,711
7/31/2022	14,382	18,996	18,803	14,404
8/31/2022	14,123	18,203	18,037	13,826
9/30/2022	13,289	16,487	16,369	12,831
10/31/2022	13,663	17,608	17,548	13,247
11/30/2022	14,555	19,021	18,768	14,019
12/31/2022	14,497	18,231	17,970	13,758
1/31/2023	15,226	19,539	19,250	14,474
2/28/2023	14,839	18,985	18,796	14,064
3/31/2023	15,092	19,634	19,377	14,503
4/30/2023	15,241	19,972	19,716	14,662
5/31/2023	14,676	19,802	19,548	14,457
6/30/2023	15,003	20,981	20,746	14,899
7/31/2023	15,360	21,658	21,439	15,201
8/31/2023	15,048	21,129	20,930	14,916
9/30/2023	14,929	20,213	20,037	14,380
10/31/2023	14,661	19,671	19,467	14,090
11/30/2023	15,182	21,471	21,293	15,105
12/31/2023	15,950	22,495	22,349	15,794
1/31/2024	15,904	22,702	22,617	15,780
2/29/2024	15,780	23,709	23,608	16,027
3/31/2024	16,245	24,536	24,373	16,332
4/30/2024	16,106	23,668	23,471	15,824
5/31/2024	16,680	24,751	24,535	16,286
6/30/2024	16,447	25,305	25,050	16,468
7/31/2024	16,633	25,732	25,492	16,842
8/31/2024	16,974	26,378	26,181	17,269
9/30/2024	17,409	26,912	26,662	17,575
10/31/2024	16,928	26,391	26,154	17,113
11/30/2024	17,068	27,404	27,371	17,541
12/31/2024	16,451	26,761	26,662	17,126
1/31/2025	16,915	27,645	27,615	17,481
2/28/2025	17,395	27,564	27,405	17,538
3/31/2025	17,475	26,436	26,196	17,206
4/30/2025	17,507	26,608	26,427	17,534
5/31/2025	17,763	28,196	28,020	18,031
6/30/2025	18,323	29,457	29,246	18,597
7/31/2025	18,195	29,831	29,641	18,584
8/31/2025	18,675	30,623	30,409	18,957
9/30/2025	18,963	31,749	31,394	19,326
10/31/2025	19,219	32,464	32,041	19,501
11/30/2025	19,332	32,548	32,138	19,553

AssetsNet	$ 12,038,859
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 28,937
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,038,859
# of Portfolio Holdings	36
Advisory Fees Paid	$28,937
Portfolio Turnover Rate	15%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

United States	30.9%
Australia	7.0%
Sweden	4.2%
Mexico	3.6%
Japan	3.5%
Peru	3.4%
Switzerland	2.7%
France	2.7%
United Kingdom	2.6%
Norway	2.4%
Other Countries	5.6%
Other Assets (net of liabilities)	31.4%

Sector Weightings

% of Total Net Assets

Communications	10.9%
Financials	9.5%
Government	8.2%
Materials	7.6%
Industrials	7.5%
Technology	6.7%
Consumer Discretionary	5.8%
Health Care	5.3%
Consumer Staples	3.6%
Municipal Bonds	2.4%
Other Sectors	1.1%
Other Assets (net of liabilities)	31.4%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Skandinaviska Enskilda Banken, Cl A	4.2%
Nintendo	3.5%
Southern Copper	3.4%
Cisco Systems	3.2%
ANZ Group Holdings ADR	2.8%
Orange ADR	2.7%
Novartis ADR	2.7%
GlaxoSmithKline ADR	2.6%
BHP Biliton ADR	2.5%
Telenor ASA	2.4%

Material Fund Change [Text Block]

How has the Fund changed?

Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

Updated Prospectus Phone Number	1-800-728-8762
C000012974
Shareholder Report [Line Items]
Fund Name	Saturna Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	SSGFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Saturna Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-growth . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-growth
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$107	0.98%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2025, the Saturna Growth Fund Investor Shares returned 18.32%, exceeding the 15.17% of the Bloomberg US Large Cap Index and the 17.10% of the Bloomberg 1000 Growth Index. The Morningstar Large Growth category returned 14.90% for the period, putting the Fund in the 28th percentile for 1-year total returns.

For the third consecutive year, the artificial intelligence (AI) theme explained the top contributors to fund performance. These companies provide the necessary infrastructure for training and deploying AI models across an expanding footprint of power-hungry data centers. Alphabet, the parent company of Google, is the largest holding in the portfolio and was also the greatest contributor to portfolio return. This year, Google deployed a frontier AI model, Gemini 3 Pro, built entirely on its own compute architecture, as opposed to using merchant silicon from Nvidia. This development quickly altered Google's narrative from a company threatened by AI's potential to disrupt its core search business to an AI-forward beneficiary. Of the top ten contributors to portfolio performance over the past year, only one was unrelated to AI — the apparel and goods distributor TJX — illustrating the power of the AI theme. The data we have so far indicates the owners of hyperscale data centers will be increasing their spending in 2026. We have seen reports which indicate new data center delays due to an inability to procure power or the skilled labor required to facilitate these systems. We believe the success of AI thematic stocks in 2026 will be determined by shifts in expectations of data center capital expenditure spending in 2027. While we don't know what surprises 2026 will bring, our goal remains to build a diversified portfolio of resilient companies whose future success requires as few predictions as possible.

Line Graph [Table Text Block]
	Saturna Growth Fund Investor Shares	S&P 500 Index	Bloomberg US Large Cap Total Return Index	Bloomberg 1000 Growth Total Return Index
11/30/2015	10,000	10,000	10,000	10,000
12/31/2015	9,800	9,842	9,846	9,849
1/31/2016	9,051	9,354	9,332	9,278
2/29/2016	8,806	9,341	9,312	9,218
3/31/2016	9,501	9,975	9,940	9,837
4/30/2016	9,384	10,014	9,983	9,806
5/31/2016	9,467	10,193	10,163	10,043
6/30/2016	9,288	10,220	10,192	10,046
7/31/2016	9,817	10,597	10,577	10,484
8/31/2016	9,771	10,612	10,591	10,436
9/30/2016	9,721	10,614	10,603	10,473
10/31/2016	9,455	10,420	10,411	10,205
11/30/2016	9,678	10,806	10,783	10,369
12/31/2016	9,755	11,019	10,992	10,483
1/31/2017	9,980	11,228	11,215	10,832
2/28/2017	10,415	11,674	11,661	11,265
3/31/2017	10,515	11,688	11,675	11,384
4/30/2017	10,726	11,808	11,808	11,658
5/31/2017	10,860	11,974	11,983	11,968
6/30/2017	10,894	12,049	12,056	11,953
7/31/2017	11,006	12,297	12,302	12,239
8/31/2017	11,088	12,334	12,341	12,375
9/30/2017	11,209	12,589	12,590	12,509
10/31/2017	11,442	12,882	12,889	12,938
11/30/2017	11,869	13,277	13,273	13,281
12/31/2017	11,936	13,425	13,421	13,358
1/31/2018	12,695	14,194	14,198	14,251
2/28/2018	12,473	13,671	13,681	13,866
3/31/2018	12,104	13,323	13,332	13,533
4/30/2018	12,227	13,374	13,380	13,575
5/31/2018	12,659	13,696	13,708	14,135
6/30/2018	12,773	13,781	13,796	14,236
7/31/2018	13,314	14,294	14,295	14,662
8/31/2018	14,064	14,759	14,763	15,362
9/30/2018	14,269	14,843	14,839	15,460
10/31/2018	12,959	13,829	13,809	14,173
11/30/2018	13,050	14,111	14,100	14,424
12/31/2018	11,986	12,837	12,834	13,208
1/31/2019	12,890	13,865	13,876	14,350
2/28/2019	13,349	14,310	14,337	14,916
3/31/2019	13,841	14,588	14,608	15,336
4/30/2019	14,553	15,179	15,201	15,968
5/31/2019	13,569	14,215	14,256	15,115
6/30/2019	14,659	15,216	15,247	16,134
7/31/2019	15,170	15,435	15,493	16,430
8/31/2019	15,089	15,190	15,251	16,326
9/30/2019	15,142	15,475	15,504	16,303
10/31/2019	15,414	15,810	15,841	16,648
11/30/2019	15,897	16,384	16,427	17,317
12/31/2019	16,346	16,878	16,910	17,800
1/31/2020	16,528	16,872	16,971	18,237
2/29/2020	15,333	15,483	15,599	16,980
3/31/2020	13,872	13,570	13,691	15,266
4/30/2020	15,667	15,310	15,476	17,435
5/31/2020	16,700	16,039	16,279	18,559
6/30/2020	17,403	16,358	16,637	19,230
7/31/2020	18,721	17,281	17,596	20,606
8/31/2020	20,452	18,523	18,939	22,465
9/30/2020	19,685	17,819	18,234	21,567
10/31/2020	18,849	17,345	17,739	20,953
11/30/2020	20,585	19,244	19,780	23,159
12/31/2020	21,328	19,984	20,564	24,178
1/31/2021	20,849	19,782	20,388	23,943
2/28/2021	20,952	20,327	20,902	24,213
3/31/2021	21,536	21,218	21,699	24,766
4/30/2021	22,847	22,350	22,870	26,312
5/31/2021	22,684	22,506	22,970	26,036
6/30/2021	23,524	23,032	23,635	27,355
7/31/2021	24,306	23,579	24,204	28,197
8/31/2021	25,013	24,296	24,925	29,161
9/30/2021	23,445	23,166	23,763	27,594
10/31/2021	25,063	24,789	25,458	29,846
11/30/2021	25,419	24,617	25,209	29,710
12/31/2021	26,232	25,720	26,182	30,485
1/31/2022	24,469	24,389	24,704	27,894
2/28/2022	23,574	23,659	23,935	26,781
3/31/2022	23,962	24,537	24,769	27,770
4/30/2022	21,720	22,398	22,496	24,651
5/31/2022	21,429	22,439	22,438	24,063
6/30/2022	19,714	20,587	20,619	22,205
7/31/2022	21,661	22,485	22,528	24,826
8/31/2022	20,512	21,568	21,650	23,633
9/30/2022	18,566	19,581	19,641	21,417
10/31/2022	19,731	21,167	21,189	22,599
11/30/2022	20,873	22,350	22,316	23,710
12/31/2022	19,609	21,062	21,004	22,110
1/31/2023	20,842	22,385	22,354	23,791
2/28/2023	20,178	21,839	21,830	23,384
3/31/2023	21,428	22,641	22,656	24,772
4/30/2023	21,842	22,994	22,963	25,033
5/31/2023	22,301	23,094	23,152	25,847
6/30/2023	23,816	24,620	24,677	27,604
7/31/2023	24,242	25,411	25,512	28,429
8/31/2023	23,855	25,007	25,088	28,088
9/30/2023	22,489	23,814	23,928	26,551
10/31/2023	22,069	23,314	23,413	25,961
11/30/2023	24,103	25,443	25,617	28,734
12/31/2023	25,148	26,599	26,792	30,095
1/31/2024	25,635	27,046	27,225	30,672
2/29/2024	27,050	28,490	28,700	32,680
3/31/2024	27,454	29,406	29,581	33,328
4/30/2024	26,237	28,205	28,381	31,882
5/31/2024	27,647	29,604	29,737	33,623
6/30/2024	29,322	30,666	30,847	35,391
7/31/2024	28,957	31,039	31,186	35,353
8/31/2024	29,466	31,792	31,942	36,157
9/30/2024	30,295	32,471	32,627	37,115
10/31/2024	29,814	32,177	32,380	36,812
11/30/2024	31,390	34,066	34,380	39,215
12/31/2024	31,298	33,254	33,545	38,786
1/31/2025	31,851	34,180	34,562	39,831
2/28/2025	30,801	33,734	34,022	38,603
3/31/2025	28,507	31,833	32,026	35,776
4/30/2025	28,914	31,617	31,881	36,142
5/31/2025	31,337	33,607	33,953	39,009
6/30/2025	33,196	35,316	35,736	41,230
7/31/2025	34,439	36,109	36,551	42,522
8/31/2025	34,953	36,841	37,251	43,046
9/30/2025	36,331	38,185	38,643	44,939
10/31/2025	37,512	39,079	39,577	46,350
11/30/2025	37,139	39,175	39,594	45,921

AssetsNet	$ 86,589,255
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 389,871
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$86,589,255
# of Portfolio Holdings	30
Advisory Fees Paid	$389,871
Portfolio Turnover Rate	8%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Semiconductor Devices	16.2%
Infrastructure Software	16.1%
Internet Media & Services	14.1%
Communications Equipment	10.2%
Online Marketplace	7.1%
Medical Devices	4.3%
Mass Merchants	3.6%
Specialty Apparel Stores	3.3%
Non-Alcoholic Beverages	2.8%
Infrastructure Construction	2.7%
Other Industries	16.5%
Other Assets (net of liabilities)	3.1%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets
Alphabet, Class A	11.7%
Microsoft	10.3%
Apple	7.6%
Nvidia	7.1%
Amazon.com	7.1%
Broadcom	5.9%
Oracle	4.0%
Costco Wholesale	3.6%
TJX Companies	3.3%
Monster Beverage	2.8%

Material Fund Change [Text Block]

How has the Fund changed?

Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

Updated Prospectus Phone Number	1-800-728-8762
C000188907
Shareholder Report [Line Items]
Fund Name	Saturna Growth Fund
Class Name	Z SHARES
Trading Symbol	SGZFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Saturna Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-growth . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-growth
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2025, the Saturna Growth Fund Z Shares returned 18.60%, exceeding the 15.17% of the Bloomberg US Large Cap Index and the 17.10% of the Bloomberg 1000 Growth Index. The Morningstar Large Growth category returned 14.90% for the period, putting the Fund in the 28th percentile for 1-year total returns.

For the third consecutive year, the artificial intelligence (AI) theme explained the top contributors to fund performance. These companies provide the necessary infrastructure for training and deploying AI models across an expanding footprint of power-hungry data centers. Alphabet, the parent company of Google, is the largest holding in the portfolio and was also the greatest contributor to portfolio return. This year, Google deployed a frontier AI model, Gemini 3 Pro, built entirely on its own compute architecture, as opposed to using merchant silicon from Nvidia. This development quickly altered Google's narrative from a company threatened by AI's potential to disrupt its core search business to an AI-forward beneficiary. Of the top ten contributors to portfolio performance over the past year, only one was unrelated to AI — the apparel and goods distributor TJX — illustrating the power of the AI theme. The data we have so far indicates the owners of hyperscale data centers will be increasing their spending in 2026. We have seen reports which indicate new data center delays due to an inability to procure power or the skilled labor required to facilitate these systems. We believe the success of AI thematic stocks in 2026 will be determined by shifts in expectations of data center capital expenditure spending in 2027. While we don't know what surprises 2026 will bring, our goal remains to build a diversified portfolio of resilient companies whose future success requires as few predictions as possible.

Line Graph [Table Text Block]
	Saturna Growth Fund Z Shares	S&P 500 Index	Bloomberg US Large Cap Total Return Index	Bloomberg 1000 Growth Total Return Index
6/30/2017	10,000	10,000	10,000	10,000
7/31/2017	10,107	10,206	10,204	10,240
8/31/2017	10,178	10,237	10,236	10,353
9/30/2017	10,285	10,448	10,443	10,466
10/31/2017	10,499	10,692	10,691	10,824
11/30/2017	10,893	11,020	11,010	11,112
12/31/2017	10,957	11,142	11,132	11,176
1/31/2018	11,661	11,780	11,777	11,923
2/28/2018	11,455	11,346	11,348	11,601
3/31/2018	11,120	11,058	11,058	11,322
4/30/2018	11,233	11,100	11,098	11,358
5/31/2018	11,631	11,367	11,370	11,826
6/30/2018	11,736	11,437	11,443	11,911
7/31/2018	12,239	11,863	11,857	12,267
8/31/2018	12,930	12,250	12,245	12,853
9/30/2018	13,123	12,319	12,308	12,934
10/31/2018	11,921	11,477	11,454	11,858
11/30/2018	12,004	11,711	11,695	12,067
12/31/2018	11,030	10,654	10,645	11,051
1/31/2019	11,862	11,508	11,510	12,006
2/28/2019	12,291	11,877	11,892	12,479
3/31/2019	12,751	12,108	12,117	12,831
4/30/2019	13,406	12,598	12,609	13,360
5/31/2019	12,503	11,797	11,824	12,646
6/30/2019	13,512	12,629	12,647	13,498
7/31/2019	13,986	12,810	12,850	13,746
8/31/2019	13,915	12,607	12,650	13,659
9/30/2019	13,968	12,843	12,860	13,639
10/31/2019	14,224	13,122	13,139	13,928
11/30/2019	14,671	13,598	13,625	14,488
12/31/2019	15,086	14,008	14,026	14,892
1/31/2020	15,259	14,003	14,077	15,258
2/29/2020	14,161	12,850	12,938	14,206
3/31/2020	12,812	11,263	11,356	12,772
4/30/2020	14,471	12,707	12,836	14,587
5/31/2020	15,428	13,312	13,503	15,527
6/30/2020	16,084	13,577	13,800	16,089
7/31/2020	17,306	14,342	14,595	17,240
8/31/2020	18,906	15,373	15,709	18,796
9/30/2020	18,204	14,789	15,125	18,044
10/31/2020	17,433	14,396	14,714	17,530
11/30/2020	19,042	15,972	16,407	19,376
12/31/2020	19,730	16,586	17,056	20,229
1/31/2021	19,294	16,418	16,911	20,032
2/28/2021	19,386	16,871	17,337	20,258
3/31/2021	19,937	17,610	17,998	20,720
4/30/2021	21,150	18,550	18,970	22,013
5/31/2021	21,003	18,679	19,053	21,783
6/30/2021	21,784	19,115	19,604	22,886
7/31/2021	22,514	19,569	20,076	23,591
8/31/2021	23,176	20,164	20,674	24,397
9/30/2021	21,729	19,226	19,710	23,086
10/31/2021	23,231	20,573	21,117	24,970
11/30/2021	23,566	20,431	20,910	24,857
12/31/2021	24,329	21,347	21,717	25,505
1/31/2022	22,693	20,242	20,491	23,337
2/28/2022	21,870	19,636	19,853	22,406
3/31/2022	22,231	20,365	20,545	23,233
4/30/2022	20,159	18,589	18,659	20,624
5/31/2022	19,888	18,623	18,611	20,132
6/30/2022	18,303	17,086	17,102	18,577
7/31/2022	20,114	18,661	18,686	20,771
8/31/2022	19,050	17,900	17,958	19,772
9/30/2022	17,249	16,252	16,292	17,919
10/31/2022	18,333	17,567	17,575	18,907
11/30/2022	19,397	18,549	18,510	19,836
12/31/2022	18,230	17,481	17,422	18,498
1/31/2023	19,372	18,579	18,542	19,904
2/28/2023	18,765	18,126	18,107	19,564
3/31/2023	19,928	18,791	18,792	20,726
4/30/2023	20,324	19,084	19,047	20,943
5/31/2023	20,756	19,167	19,204	21,625
6/30/2023	22,166	20,434	20,468	23,094
7/31/2023	22,568	21,090	21,161	23,785
8/31/2023	22,213	20,754	20,810	23,499
9/30/2023	20,947	19,765	19,847	22,214
10/31/2023	20,556	19,349	19,420	21,720
11/30/2023	22,459	21,116	21,248	24,040
12/31/2023	23,434	22,076	22,223	25,179
1/31/2024	23,898	22,447	22,581	25,661
2/29/2024	25,221	23,645	23,806	27,342
3/31/2024	25,602	24,406	24,536	27,883
4/30/2024	24,474	23,409	23,541	26,674
5/31/2024	25,792	24,570	24,665	28,130
6/30/2024	27,362	25,452	25,586	29,610
7/31/2024	27,023	25,761	25,867	29,578
8/31/2024	27,501	26,386	26,495	30,251
9/30/2024	28,284	26,950	27,062	31,052
10/31/2024	27,841	26,705	26,858	30,799
11/30/2024	29,314	28,273	28,516	32,809
12/31/2024	29,233	27,599	27,824	32,450
1/31/2025	29,754	28,368	28,667	33,324
2/28/2025	28,775	27,997	28,219	32,297
3/31/2025	26,640	26,420	26,564	29,932
4/30/2025	27,029	26,241	26,444	30,238
5/31/2025	29,296	27,893	28,162	32,637
6/30/2025	31,043	29,311	29,642	34,494
7/31/2025	32,216	29,969	30,318	35,576
8/31/2025	32,695	30,576	30,898	36,014
9/30/2025	33,999	31,692	32,053	37,598
10/31/2025	35,109	32,434	32,827	38,778
11/30/2025	34,762	32,514	32,841	38,420

AssetsNet	$ 86,589,255
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 389,871
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$86,589,255
# of Portfolio Holdings	30
Advisory Fees Paid	$389,871
Portfolio Turnover Rate	8%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Semiconductor Devices	16.2%
Infrastructure Software	16.1%
Internet Media & Services	14.1%
Communications Equipment	10.2%
Online Marketplace	7.1%
Medical Devices	4.3%
Mass Merchants	3.6%
Specialty Apparel Stores	3.3%
Non-Alcoholic Beverages	2.8%
Infrastructure Construction	2.7%
Other Industries	16.5%
Other Assets (net of liabilities)	3.1%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets
Alphabet, Class A	11.7%
Microsoft	10.3%
Apple	7.6%
Nvidia	7.1%
Amazon.com	7.1%
Broadcom	5.9%
Oracle	4.0%
Costco Wholesale	3.6%
TJX Companies	3.3%
Monster Beverage	2.8%

Material Fund Change [Text Block]

How has the Fund changed?

Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

Updated Prospectus Phone Number	1-800-728-8762
C000065110
Shareholder Report [Line Items]
Fund Name	Saturna International Fund
Class Name	INVESTOR SHARES
Trading Symbol	SSIFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Saturna International Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-international . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-international
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2025, the Saturna International Fund Investor Shares returned 19.63%. The Bloomberg Developed Markets ex US Large & Mid Cap Index returned 25.17% for the same period. The Fund mandates that 80% of net assets be invested in companies with substantial non‑U.S. operations—defined as firms that have at least 50% of their assets, 50% of their sales, or their organization/principal place of business outside the United States.

The Fund generally holds equity positions in larger companies with strong balance sheets. In terms of performance contribution, Health Care was the primary detractor due to a large underperformance in a pharmaceutical holding. Information Technology and Industrials were the strongest contributors.

After a strong run in technology stocks, investors are concerned of an artificial intelligence (AI) bubble, and that the large investments being poured into its infrastructure buildout will not yield positive economic returns. There is also pessimism surrounding if these capital commitments will be able to be financed in the debt markets. Lastly, as AI rolls out into the enterprise economy, there is a risk that certain segments of the labor force will experience disruption. A potential outcome is that economic growth bifurcates as corporate profitability will improve as more companies successfully deploy AI into their enterprises, while consumer sentiment and the labor market is likely to remain muted.

Against the backdrop of continued geopolitical uncertainty and uneven economic growth, our strategy remains focused on high‑quality, low‑debt companies with recession‑resilient business models that both enable productivity‑enhancing technologies and actively use these solutions in their own business-operations.

Line Graph [Table Text Block]
	Saturna International Fund Investor Shares	MSCI EAFE Index	Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index
11/30/2015	10,000	10,000	10,000
12/31/2015	9,610	9,867	9,824
1/31/2016	9,261	9,154	9,152
2/29/2016	9,213	8,990	9,027
3/31/2016	9,833	9,583	9,642
4/30/2016	9,895	9,871	9,950
5/31/2016	9,916	9,793	9,868
6/30/2016	9,895	9,469	9,572
7/31/2016	10,418	9,949	10,026
8/31/2016	10,432	9,958	10,041
9/30/2016	10,613	10,084	10,160
10/31/2016	10,300	9,879	9,969
11/30/2016	10,049	9,683	9,819
12/31/2016	10,293	10,016	10,138
1/31/2017	10,625	10,307	10,435
2/28/2017	10,844	10,456	10,550
3/31/2017	11,035	10,756	10,827
4/30/2017	11,190	11,038	11,069
5/31/2017	11,536	11,458	11,459
6/30/2017	11,522	11,441	11,478
7/31/2017	12,009	11,772	11,820
8/31/2017	12,044	11,769	11,821
9/30/2017	12,418	12,067	12,125
10/31/2017	12,510	12,251	12,297
11/30/2017	12,738	12,381	12,427
12/31/2017	12,914	12,582	12,649
1/31/2018	13,538	13,214	13,239
2/28/2018	13,053	12,619	12,617
3/31/2018	13,030	12,404	12,413
4/30/2018	12,861	12,701	12,701
5/31/2018	12,915	12,433	12,480
6/30/2018	12,753	12,284	12,338
7/31/2018	13,453	12,588	12,641
8/31/2018	13,707	12,346	12,407
9/30/2018	13,584	12,459	12,507
10/31/2018	12,507	11,468	11,508
11/30/2018	12,945	11,455	11,512
12/31/2018	12,405	10,901	10,922
1/31/2019	13,270	11,620	11,708
2/28/2019	13,927	11,917	12,010
3/31/2019	14,143	12,005	12,090
4/30/2019	14,584	12,355	12,441
5/31/2019	14,443	11,779	11,869
6/30/2019	15,033	12,481	12,572
7/31/2019	15,074	12,324	12,420
8/31/2019	14,958	12,007	12,123
9/30/2019	14,966	12,357	12,472
10/31/2019	15,191	12,802	12,884
11/30/2019	15,374	12,948	13,052
12/31/2019	15,736	13,371	13,473
1/31/2020	15,719	13,093	13,213
2/29/2020	14,591	11,911	12,039
3/31/2020	12,455	10,334	10,349
4/30/2020	13,195	11,010	11,058
5/31/2020	14,358	11,496	11,558
6/30/2020	14,754	11,892	11,949
7/31/2020	15,443	12,171	12,265
8/31/2020	16,020	12,799	12,901
9/30/2020	15,788	12,472	12,537
10/31/2020	15,237	11,975	12,044
11/30/2020	16,899	13,833	13,903
12/31/2020	18,110	14,478	14,529
1/31/2021	17,989	14,325	14,371
2/28/2021	17,557	14,648	14,745
3/31/2021	17,816	14,999	15,141
4/30/2021	18,707	15,463	15,625
5/31/2021	18,836	15,982	16,183
6/30/2021	19,346	15,807	16,015
7/31/2021	20,652	15,927	16,127
8/31/2021	21,559	16,210	16,397
9/30/2021	20,176	15,751	15,944
10/31/2021	20,747	16,142	16,409
11/30/2021	20,306	15,393	15,662
12/31/2021	21,282	16,183	16,455
1/31/2022	18,992	15,402	15,739
2/28/2022	18,598	15,131	15,493
3/31/2022	18,983	15,246	15,713
4/30/2022	17,435	14,273	14,705
5/31/2022	17,200	14,400	14,852
6/30/2022	15,764	13,067	13,445
7/31/2022	17,115	13,720	14,124
8/31/2022	15,961	13,069	13,476
9/30/2022	14,713	11,853	12,234
10/31/2022	15,473	12,491	12,914
11/30/2022	17,003	13,900	14,300
12/31/2022	16,468	13,915	14,218
1/31/2023	17,763	15,044	15,385
2/28/2023	17,228	14,731	15,033
3/31/2023	18,373	15,115	15,384
4/30/2023	18,448	15,558	15,834
5/31/2023	17,979	14,919	15,178
6/30/2023	18,617	15,603	15,925
7/31/2023	18,842	16,109	16,420
8/31/2023	18,392	15,494	15,777
9/30/2023	17,491	14,972	15,258
10/31/2023	17,472	14,366	14,618
11/30/2023	19,583	15,702	15,980
12/31/2023	20,555	16,539	16,858
1/31/2024	21,082	16,635	16,942
2/29/2024	21,835	16,942	17,255
3/31/2024	22,014	17,519	17,853
4/30/2024	20,969	17,089	17,403
5/31/2024	21,939	17,772	18,096
6/30/2024	21,892	17,490	17,806
7/31/2024	21,788	18,005	18,369
8/31/2024	22,626	18,592	18,984
9/30/2024	22,551	18,772	19,179
10/31/2024	21,468	17,753	18,220
11/30/2024	21,506	17,656	18,262
12/31/2024	20,815	17,258	17,787
1/31/2025	21,876	18,166	18,669
2/28/2025	21,289	18,521	18,990
3/31/2025	20,115	18,467	18,922
4/30/2025	21,204	19,333	19,775
5/31/2025	22,671	20,246	20,735
6/30/2025	23,740	20,696	21,187
7/31/2025	23,447	20,408	20,963
8/31/2025	23,873	21,280	21,878
9/30/2025	25,473	21,696	22,334
10/31/2025	26,646	21,954	22,612
11/30/2025	25,728	22,095	22,860

AssetsNet	$ 80,944,210
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 365,931
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$80,944,210
# of Portfolio Holdings	32
Advisory Fees Paid	$365,931
Portfolio Turnover Rate	26%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Semiconductor Manufacturing	15.2%
Application Software	10.1%
Semiconductor Devices	10.1%
Communications Equipment	8.0%
Electrical Power Equipment	7.8%
Commercial & Residential Building Equipment & Systems	5.9%
Industrial Wholesale & Rental	4.5%
Basic & Diversified Chemicals	3.4%
Construction & Mining Machinery	3.4%
Large Pharma	3.4%
Other Industries	25.7%
Other Assets (net of liabilities)	2.5%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Broadcom	10.1%
Taiwan Semiconductor ADR	8.4%
Fujikura Ltd	8.0%
ASML Holding NY	6.8%
SAP ADR	4.5%
Ferguson Enterprises	4.5%
Johnson Controls International	3.8%
Komatsu Ltd	3.4%
Dassault Systemes ADR	3.2%
Fujitsu Limited	3.1%

Updated Prospectus Phone Number	1-800-728-8762
C000188908
Shareholder Report [Line Items]
Fund Name	Saturna International Fund
Class Name	Z SHARES
Trading Symbol	SIFZX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Saturna International Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-international . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-international
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$86	0.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2025, the Saturna International Fund Z Shares returned 19.90%. The Bloomberg Developed Markets ex US Large & Mid Cap Index returned 25.17% for the same period. The Fund mandates that 80% of net assets be invested in companies with substantial non‑U.S. operations—defined as firms that have at least 50% of their assets, 50% of their sales, or their organization/principal place of business outside the United States.

The Fund generally holds equity positions in larger companies with strong balance sheets. In terms of performance contribution, Health Care was the primary detractor due to a large underperformance in a pharmaceutical holding. Information Technology and Industrials were the strongest contributors.

After a strong run in technology stocks, investors are concerned of an artificial intelligence (AI) bubble, and that the large investments being poured into its infrastructure buildout will not yield positive economic returns. There is also pessimism surrounding if these capital commitments will be able to be financed in the debt markets. Lastly, as AI rolls out into the enterprise economy, there is a risk that certain segments of the labor force will experience disruption. A potential outcome is that economic growth bifurcates as corporate profitability will improve as more companies successfully deploy AI into their enterprises, while consumer sentiment and the labor market is likely to remain muted.

Against the backdrop of continued geopolitical uncertainty and uneven economic growth, our strategy remains focused on high‑quality, low‑debt companies with recession‑resilient business models that both enable productivity‑enhancing technologies and actively use these solutions in their own business-operations.

Line Graph [Table Text Block]
	Saturna International Fund Z Shares	MSCI EAFE Index	Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index
6/30/2017	10,000	10,000	10,000
7/31/2017	10,435	10,289	10,298
8/31/2017	10,459	10,287	10,299
9/30/2017	10,783	10,547	10,564
10/31/2017	10,869	10,708	10,713
11/30/2017	11,073	10,821	10,827
12/31/2017	11,229	10,997	11,020
1/31/2018	11,777	11,549	11,535
2/28/2018	11,349	11,030	10,992
3/31/2018	11,329	10,842	10,815
4/30/2018	11,189	11,101	11,066
5/31/2018	11,236	10,867	10,873
6/30/2018	11,102	10,737	10,750
7/31/2018	11,717	11,002	11,013
8/31/2018	11,937	10,791	10,809
9/30/2018	11,831	10,889	10,897
10/31/2018	10,895	10,023	10,026
11/30/2018	11,276	10,012	10,030
12/31/2018	10,813	9,528	9,516
1/31/2019	11,566	10,156	10,200
2/28/2019	12,138	10,416	10,463
3/31/2019	12,333	10,493	10,534
4/30/2019	12,717	10,798	10,839
5/31/2019	12,601	10,295	10,341
6/30/2019	13,116	10,909	10,954
7/31/2019	13,152	10,772	10,821
8/31/2019	13,058	10,494	10,562
9/30/2019	13,065	10,800	10,866
10/31/2019	13,268	11,189	11,225
11/30/2019	13,434	11,317	11,372
12/31/2019	13,752	11,687	11,738
1/31/2020	13,737	11,444	11,512
2/29/2020	12,752	10,411	10,489
3/31/2020	10,888	9,032	9,017
4/30/2020	11,534	9,623	9,634
5/31/2020	12,557	10,048	10,070
6/30/2020	12,903	10,394	10,411
7/31/2020	13,504	10,638	10,686
8/31/2020	14,016	11,187	11,240
9/30/2020	13,820	10,901	10,923
10/31/2020	13,339	10,467	10,494
11/30/2020	14,790	12,090	12,113
12/31/2020	15,859	12,655	12,658
1/31/2021	15,753	12,521	12,521
2/28/2021	15,368	12,803	12,847
3/31/2021	15,602	13,110	13,191
4/30/2021	16,381	13,515	13,613
5/31/2021	16,502	13,969	14,099
6/30/2021	16,956	13,816	13,953
7/31/2021	18,098	13,921	14,051
8/31/2021	18,900	14,168	14,286
9/30/2021	17,690	13,767	13,891
10/31/2021	18,196	14,109	14,296
11/30/2021	17,811	13,454	13,646
12/31/2021	18,657	14,145	14,336
1/31/2022	16,658	13,462	13,712
2/28/2022	16,321	13,225	13,499
3/31/2022	16,658	13,326	13,690
4/30/2022	15,301	12,475	12,812
5/31/2022	15,104	12,586	12,940
6/30/2022	13,845	11,421	11,714
7/31/2022	15,030	11,991	12,305
8/31/2022	14,018	11,423	11,741
9/30/2022	12,932	10,360	10,659
10/31/2022	13,598	10,918	11,251
11/30/2022	14,939	12,149	12,459
12/31/2022	14,478	12,163	12,388
1/31/2023	15,613	13,149	13,404
2/28/2023	15,153	12,876	13,097
3/31/2023	16,156	13,211	13,403
4/30/2023	16,230	13,598	13,796
5/31/2023	15,819	13,040	13,224
6/30/2023	16,387	13,637	13,875
7/31/2023	16,584	14,080	14,306
8/31/2023	16,197	13,542	13,745
9/30/2023	15,399	13,086	13,294
10/31/2023	15,391	12,557	12,736
11/30/2023	17,259	13,724	13,923
12/31/2023	18,115	14,455	14,688
1/31/2024	18,578	14,540	14,761
2/29/2024	19,248	14,808	15,033
3/31/2024	19,413	15,312	15,555
4/30/2024	18,487	14,936	15,163
5/31/2024	19,355	15,534	15,767
6/30/2024	19,306	15,287	15,513
7/31/2024	19,223	15,737	16,004
8/31/2024	19,967	16,250	16,540
9/30/2024	19,909	16,407	16,710
10/31/2024	18,950	15,517	15,875
11/30/2024	18,991	15,432	15,911
12/31/2024	18,376	15,084	15,497
1/31/2025	19,325	15,878	16,265
2/28/2025	18,809	16,188	16,545
3/31/2025	17,777	16,141	16,486
4/30/2025	18,734	16,898	17,229
5/31/2025	20,041	17,695	18,065
6/30/2025	20,990	18,089	18,460
7/31/2025	20,732	17,837	18,264
8/31/2025	21,114	18,599	19,061
9/30/2025	22,538	18,963	19,459
10/31/2025	23,578	19,189	19,701
11/30/2025	22,771	19,312	19,917

AssetsNet	$ 80,944,210
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 365,931
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$80,944,210
# of Portfolio Holdings	32
Advisory Fees Paid	$365,931
Portfolio Turnover Rate	26%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Semiconductor Manufacturing	15.2%
Application Software	10.1%
Semiconductor Devices	10.1%
Communications Equipment	8.0%
Electrical Power Equipment	7.8%
Commercial & Residential Building Equipment & Systems	5.9%
Industrial Wholesale & Rental	4.5%
Basic & Diversified Chemicals	3.4%
Construction & Mining Machinery	3.4%
Large Pharma	3.4%
Other Industries	25.7%
Other Assets (net of liabilities)	2.5%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Broadcom	10.1%
Taiwan Semiconductor ADR	8.4%
Fujikura Ltd	8.0%
ASML Holding NY	6.8%
SAP ADR	4.5%
Ferguson Enterprises	4.5%
Johnson Controls International	3.8%
Komatsu Ltd	3.4%
Dassault Systemes ADR	3.2%
Fujitsu Limited	3.1%

Updated Prospectus Phone Number	1-800-728-8762
C000065112
Shareholder Report [Line Items]
Fund Name	Saturna Short-Term Bond Fund
Class Name	SATURNA SHORT-TERM BOND
Trading Symbol	STBFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Saturna Short-Term Bond Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-short-term-bond . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-short-term-bond
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Short-Term Bond	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the one-year period ended November 30, 2025, the Saturna Short-Term Bond Fund returned 4.67%, the Bloomberg US Aggregate Index returned 5.70%, and the Bloomberg US Aggregate 1–3 Year Index returned 5.23%. The primary reason for the Fund’s underperformance was the Fund’s high allocation to cash and securities maturing in less than one year.  The Fund’s duration is lower than both the Bloomberg US Aggregate Index and the Bloomberg US Aggregate 1–3 Year Index. Over the past year, the yield curve steepened meaningfully, with short‑term yields falling and longer‑term yields rising. The Fund maintained higher allocations to 0–1‑year and 5–7‑year bonds, benefitting from higher yields on these securities. However, the lower‑yielding 1–3‑year treasuries bucket rallied over 60 basis points, driving considerable price appreciation in that segment. Altogether, curve effects outweighed the yield pickup, and the Fund modestly underperformed its benchmark over the year.

The first half of 2025 was marked by elevated volatility and yield curve steepening. After markets stabilized mid‑year, the Federal Reserve cut rates in September and November in response to a weakening labor market, pushing short‑term yields lower and confirming expectations already priced in. At the same time, rebounding inflation, solid economic growth, and substantial fiscal expenditure continued to pressure long‑term yields. Throughout 2025, uncertainty stayed elevated as participants assessed major policy changes under the new political regime. Ultimately, most asset classes delivered strong performance in the second half, with equities, fixed income, and commodities all generating positive returns. The Fund remains defensively positioned versus category peers, with elevated allocations to cash and high‑quality securities, a stance that should allow participation in market strength while seeking to limit excess risk and support through‑cycle performance.

Line Graph [Table Text Block]
	Saturna Short-Term Bond Fund	Bloomberg US Aggregate 1-3 Year Index	Bloomberg US Aggregate Bond Index
11/30/2015	10,000	10,000	10,000
12/31/2015	9,990	9,986	9,968
1/31/2016	10,019	10,038	10,105
2/29/2016	10,008	10,048	10,177
3/31/2016	10,078	10,084	10,270
4/30/2016	10,106	10,098	10,309
5/31/2016	10,096	10,091	10,312
6/30/2016	10,143	10,152	10,497
7/31/2016	10,152	10,154	10,564
8/31/2016	10,162	10,143	10,552
9/30/2016	10,170	10,155	10,545
10/31/2016	10,178	10,152	10,465
11/30/2016	10,106	10,111	10,217
12/31/2016	10,136	10,117	10,232
1/31/2017	10,147	10,136	10,252
2/28/2017	10,158	10,152	10,321
3/31/2017	10,170	10,158	10,315
4/30/2017	10,180	10,177	10,395
5/31/2017	10,214	10,195	10,475
6/30/2017	10,205	10,190	10,464
7/31/2017	10,237	10,217	10,509
8/31/2017	10,246	10,238	10,603
9/30/2017	10,235	10,225	10,553
10/31/2017	10,224	10,223	10,559
11/30/2017	10,193	10,201	10,546
12/31/2017	10,187	10,204	10,594
1/31/2018	10,158	10,177	10,472
2/28/2018	10,127	10,167	10,373
3/31/2018	10,139	10,184	10,439
4/30/2018	10,130	10,173	10,362
5/31/2018	10,163	10,211	10,435
6/30/2018	10,155	10,213	10,423
7/31/2018	10,168	10,218	10,425
8/31/2018	10,202	10,254	10,492
9/30/2018	10,214	10,247	10,425
10/31/2018	10,208	10,258	10,342
11/30/2018	10,219	10,288	10,404
12/31/2018	10,297	10,368	10,595
1/31/2019	10,352	10,409	10,708
2/28/2019	10,365	10,426	10,701
3/31/2019	10,464	10,494	10,907
4/30/2019	10,480	10,518	10,910
5/31/2019	10,517	10,592	11,103
6/30/2019	10,594	10,650	11,243
7/31/2019	10,590	10,647	11,268
8/31/2019	10,669	10,730	11,560
9/30/2019	10,642	10,725	11,498
10/31/2019	10,700	10,762	11,533
11/30/2019	10,694	10,762	11,527
12/31/2019	10,710	10,787	11,519
1/31/2020	10,790	10,848	11,740
2/29/2020	10,868	10,936	11,952
3/31/2020	10,694	10,980	11,881
4/30/2020	10,879	11,040	12,093
5/31/2020	10,979	11,061	12,149
6/30/2020	11,014	11,076	12,225
7/31/2020	11,071	11,093	12,408
8/31/2020	11,064	11,095	12,308
9/30/2020	11,057	11,094	12,301
10/31/2020	11,028	11,093	12,246
11/30/2020	11,063	11,104	12,366
12/31/2020	11,076	11,119	12,383
1/31/2021	11,067	11,123	12,295
2/28/2021	11,014	11,116	12,117
3/31/2021	10,982	11,111	11,966
4/30/2021	11,014	11,120	12,060
5/31/2021	11,046	11,133	12,100
6/30/2021	11,030	11,116	12,185
7/31/2021	11,062	11,135	12,321
8/31/2021	11,049	11,136	12,297
9/30/2021	11,014	11,126	12,191
10/31/2021	10,980	11,090	12,188
11/30/2021	10,966	11,081	12,224
12/31/2021	10,954	11,064	12,192
1/31/2022	10,854	10,985	11,930
2/28/2022	10,797	10,936	11,797
3/31/2022	10,677	10,787	11,469
4/30/2022	10,579	10,727	11,034
5/31/2022	10,634	10,793	11,105
6/30/2022	10,558	10,718	10,931
7/31/2022	10,656	10,775	11,198
8/31/2022	10,559	10,689	10,881
9/30/2022	10,419	10,557	10,411
10/31/2022	10,410	10,544	10,276
11/30/2022	10,511	10,631	10,654
12/31/2022	10,530	10,652	10,606
1/31/2023	10,610	10,739	10,932
2/28/2023	10,537	10,659	10,650
3/31/2023	10,665	10,813	10,920
4/30/2023	10,703	10,850	10,987
5/31/2023	10,677	10,817	10,867
6/30/2023	10,673	10,774	10,828
7/31/2023	10,714	10,820	10,821
8/31/2023	10,730	10,860	10,751
9/30/2023	10,726	10,853	10,478
10/31/2023	10,746	10,888	10,313
11/30/2023	10,856	11,015	10,780
12/31/2023	10,946	11,147	11,193
1/31/2024	10,993	11,191	11,162
2/29/2024	10,972	11,153	11,004
3/31/2024	11,017	11,198	11,106
4/30/2024	10,997	11,160	10,825
5/31/2024	11,068	11,241	11,009
6/30/2024	11,115	11,304	11,113
7/31/2024	11,212	11,438	11,373
8/31/2024	11,286	11,543	11,536
9/30/2024	11,358	11,638	11,690
10/31/2024	11,318	11,571	11,401
11/30/2024	11,368	11,611	11,521
12/31/2024	11,373	11,636	11,332
1/31/2025	11,425	11,689	11,393
2/28/2025	11,497	11,772	11,643
3/31/2025	11,527	11,826	11,648
4/30/2025	11,626	11,914	11,693
5/31/2025	11,612	11,900	11,610
6/30/2025	11,690	11,976	11,788
7/31/2025	11,675	11,975	11,757
8/31/2025	11,778	12,080	11,898
9/30/2025	11,808	12,120	12,028
10/31/2025	11,841	12,162	12,103
11/30/2025	11,899	12,218	12,178

AssetsNet	$ 14,414,327
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 27,997
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,414,327
# of Portfolio Holdings	34
Advisory Fees Paid	$27,997
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Government	39.6%
Financials	14.5%
Communications	7.6%
US Government Agency	6.6%
Treasury Inflation Protected Securities	4.5%
Consumer Staples	2.8%
Industrials	2.5%
Technology	2.1%
Municipal Bonds	2.1%
Utilities	1.5%
Other Sectors	1.3%
Other Assets (net of liabilities)	14.9%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

United States Treasury Bond (6.125% due 08/15/2029)	7.2%
United States Treasury Note (2.625% due 12/31/2025)	5.2%
United States Treasury Note (2.250% due 08/15/2027)	5.1%
Koninklijke KPN (8.375% due 10/1/2030)	4.5%
United States Treasury Inflation Index Bond (3.875% due 04/15/2029)	4.5%
United States Treasury Note (2.375% due 05/15/2027)	4.4%
United States Treasury Bond (3.625% due 03/31/2028)	4.2%
United States Treasury Bond (6.250% due 05/15/2030)	3.8%
US Treasury Bond (4.875% due 05/31/2026)	2.8%
Bank of America (3.500% due 04/19/2026)	2.8%

Material Fund Change [Text Block]

How has the Fund changed?

Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

Updated Prospectus Phone Number	1-800-728-8762
C000153268
Shareholder Report [Line Items]
Fund Name	Saturna Sustainable Bond Fund
Class Name	SUSTAINABLE BOND
Trading Symbol	SEBFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Saturna Sustainable Bond Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-sustainable-bond . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-sustainable-bond
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Bond	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the year-to-date ending November 30, 2025, the Saturna Sustainable Bond Fund returned 8.75%, outperforming the FTSE World Broad Investment-Grade Bond Index by 250 basis points, which returned 6.25%. The Fund reported a 30-day yield of 4.68%.

The Saturna Sustainable Bond Fund portfolio held 42 securities, excluding cash, as of November 30, 2025. For the same period, the Fund reported an eﬀective duration of 4.41 years, slight lower than the previous period ending November 30, 2024, of 4.72 years. The FTSE World Broad Investment-Grade Bond Index reported an eﬀective duration of 6.36 years. The Fund has retained a longer duration profile over the past two years to reflect continued expectation of further reduction in benchmark rates by Federal Reserve's Open Market Committee.

As of November 30, 2025, the Saturna Sustainable Bond Fund held 65.58% of its assets in US-dollar-denominated securities and cash, followed by 14.11% in euro-denominated securities, and 7.12% to the Mexican peso. The Fund retained a currency weighting 6.22% in the Brazilian real, 2.78% in the Australian dollar, 2.46% in Canadian-dollar-denominated securities, and of 1.72% in the Colombian peso. In contrast, the FTSE World Broad Investment-Grade Bond Index had 52.09% of its portfolio in the US dollar, 28.53% in the euro, and 5.33% in Japanese yen.

Line Graph [Table Text Block]
	Sustainable Bond Fund	FTSE World BIG Bond Index	Bloomberg Global Aggregate Bond Index
11/30/2015	10,000	10,000	10,000
12/31/2015	9,937	10,059	10,053
1/31/2016	9,965	10,167	10,140
2/29/2016	9,872	10,366	10,366
3/31/2016	10,068	10,640	10,646
4/30/2016	10,127	10,748	10,788
5/31/2016	10,119	10,625	10,643
6/30/2016	10,232	10,901	10,954
7/31/2016	10,325	10,985	11,036
8/31/2016	10,358	10,934	10,983
9/30/2016	10,378	10,984	11,043
10/31/2016	10,392	10,694	10,737
11/30/2016	10,137	10,289	10,310
12/31/2016	10,121	10,254	10,263
1/31/2017	10,273	10,341	10,379
2/28/2017	10,348	10,380	10,428
3/31/2017	10,405	10,392	10,444
4/30/2017	10,426	10,525	10,561
5/31/2017	10,536	10,700	10,725
6/30/2017	10,634	10,697	10,715
7/31/2017	10,768	10,880	10,896
8/31/2017	10,767	10,994	11,003
9/30/2017	10,760	10,904	10,904
10/31/2017	10,657	10,864	10,863
11/30/2017	10,672	10,982	10,984
12/31/2017	10,718	11,016	11,022
1/31/2018	10,836	11,133	11,153
2/28/2018	10,739	11,021	11,054
3/31/2018	10,753	11,152	11,172
4/30/2018	10,703	10,982	10,993
5/31/2018	10,621	10,875	10,910
6/30/2018	10,579	10,850	10,861
7/31/2018	10,685	10,837	10,843
8/31/2018	10,668	10,839	10,854
9/30/2018	10,704	10,752	10,761
10/31/2018	10,562	10,621	10,640
11/30/2018	10,428	10,657	10,674
12/31/2018	10,378	10,871	10,890
1/31/2019	10,640	11,025	11,055
2/28/2019	10,655	10,966	10,992
3/31/2019	10,760	11,108	11,129
4/30/2019	10,820	11,086	11,096
5/31/2019	10,813	11,234	11,247
6/30/2019	10,958	11,484	11,496
7/31/2019	10,998	11,453	11,464
8/31/2019	11,089	11,697	11,697
9/30/2019	11,055	11,577	11,578
10/31/2019	11,122	11,659	11,655
11/30/2019	11,063	11,568	11,567
12/31/2019	11,113	11,619	11,634
1/31/2020	11,192	11,785	11,783
2/29/2020	11,224	11,868	11,862
3/31/2020	10,901	11,657	11,596
4/30/2020	11,070	11,854	11,824
5/31/2020	11,242	11,930	11,876
6/30/2020	11,338	12,038	11,981
7/31/2020	11,602	12,451	12,363
8/31/2020	11,605	12,411	12,345
9/30/2020	11,512	12,361	12,300
10/31/2020	11,467	12,344	12,312
11/30/2020	11,790	12,564	12,536
12/31/2020	11,870	12,719	12,704
1/31/2021	11,825	12,592	12,592
2/28/2021	11,721	12,357	12,376
3/31/2021	11,664	12,122	12,138
4/30/2021	11,802	12,268	12,291
5/31/2021	11,895	12,363	12,406
6/30/2021	11,860	12,273	12,297
7/31/2021	11,906	12,437	12,461
8/31/2021	11,895	12,379	12,409
9/30/2021	11,779	12,150	12,188
10/31/2021	11,722	12,112	12,159
11/30/2021	11,560	12,066	12,123
12/31/2021	11,646	12,030	12,106
1/31/2022	11,458	11,760	11,858
2/28/2022	11,351	11,592	11,717
3/31/2022	11,233	11,241	11,360
4/30/2022	10,961	10,606	10,738
5/31/2022	10,997	10,637	10,767
6/30/2022	10,737	10,305	10,422
7/31/2022	10,867	10,526	10,643
8/31/2022	10,749	10,095	10,223
9/30/2022	10,430	9,566	9,698
10/31/2022	10,430	9,521	9,631
11/30/2022	10,654	9,977	10,085
12/31/2022	10,652	9,969	10,139
1/31/2023	10,901	10,304	10,472
2/28/2023	10,723	9,975	10,124
3/31/2023	10,925	10,300	10,444
4/30/2023	10,996	10,373	10,490
5/31/2023	10,901	10,166	10,285
6/30/2023	11,056	10,190	10,284
7/31/2023	11,151	10,241	10,355
8/31/2023	10,997	10,118	10,214
9/30/2023	10,783	9,800	9,915
10/31/2023	10,652	9,683	9,797
11/30/2023	11,032	10,183	10,291
12/31/2023	11,391	10,611	10,719
1/31/2024	11,342	10,485	10,571
2/29/2024	11,305	10,342	10,438
3/31/2024	11,403	10,414	10,495
4/30/2024	11,206	10,150	10,231
5/31/2024	11,379	10,295	10,365
6/30/2024	11,268	10,309	10,379
7/31/2024	11,379	10,592	10,666
8/31/2024	11,477	10,821	10,918
9/30/2024	11,625	10,997	11,104
10/31/2024	11,403	10,649	10,732
11/30/2024	11,403	10,684	10,769
12/31/2024	11,306	10,454	10,538
1/31/2025	11,395	10,507	10,598
2/28/2025	11,510	10,672	10,749
3/31/2025	11,574	10,747	10,815
4/30/2025	11,739	11,054	11,133
5/31/2025	11,816	11,001	11,094
6/30/2025	12,070	11,227	11,304
7/31/2025	12,007	11,071	11,135
8/31/2025	12,198	11,235	11,297
9/30/2025	12,325	11,325	11,371
10/31/2025	12,325	11,311	11,342
11/30/2025	12,401	11,352	11,369

AssetsNet	$ 60,147,128
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 199,042
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,147,128
# of Portfolio Holdings	42
Advisory Fees Paid	$199,042
Portfolio Turnover Rate	37%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

United States	14.1%
United Arab Emirates	11.2%
Germany	7.8%
Luxembourg	7.3%
Netherlands	6.1%
Finland	5.6%
France	4.6%
Philippines	4.3%
Italy	4.3%
Cote D'ivoire	4.2%
Other Countries	15.2%
Other Assets (net of liabilities)	15.3%

Sector Weightings

% of Total Net Assets

Financials	23.2%
Government	22.4%
Communications	8.7%
Utilities	5.9%
Technology	4.1%
Industrials	4.1%
Consumer Discretionary	3.7%
Energy	3.4%
Consumer Staples	3.1%
Real Estate	2.2%
Other Sectors	3.9%
Other Assets (net of liabilities)	15.3%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

AXA (5.125% due 01/17/2047)	4.6%
State Street (Quarterly SOFR +0.2616%) (5.299% due 06/15/2047)	4.4%
Koninklijke KPN (8.375% due 10/1/2030)	4.4%
Munich RE (1.000% due 05/26/2042)	4.3%
Asian Development Bank (6.000% due 02/5/2026)	4.3%
African Development Bank (5.750% due 08/7/2050)	4.2%
Nokia OYJ (4.375% due 08/21/2031)	4.1%
European Investment Bank (4.500% due 02/16/2028)	3.9%
Telecom Italia SPA (1.625% due 01/18/2029)	3.9%
FS Luxembourg SARL (8.875% due 02/12/2031)	3.4%

Updated Prospectus Phone Number	1-800-728-8762
C000153267
Shareholder Report [Line Items]
Fund Name	Saturna Sustainable Equity Fund
Class Name	SUSTAINABLE EQUITY
Trading Symbol	SEEFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Saturna Sustainable Equity Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-sustainable-equity . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-sustainable-equity
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Equity	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2025, the Saturna Sustainable Equity Fund rose 15.79%, trailing the 18.51% of the Bloomberg World Large & Mid Cap Index. The Morningstar Global Large-Stock Growth category returned 11.50% for the period, putting the Fund in the 29th percentile for 1-year total returns.

US exceptionalism waned as international equities outperformed, reducing the valuation premium of domestic stocks relative to their foreign counterparts. This dynamic benefitted the portfolio, which is overweight international equities relative to the index. There are many reasons that investors might assign a higher valuation to US equities, among them a resilient domestic economy that is outpacing trend and much of the rest of the world. One of the reasons for a defiantly strong US economy is the rapid buildout of data centers and associated infrastructure required to train and run ever-larger artificial intelligence (AI) models. Last year, we added a few AI infrastructure companies to the portfolio, including Broadcom and ASML. Broadcom was our top contributor to the portfolio's return and ASML was the seventh-best contributor.

The greatest performance headwinds were a relative underweight to the Financials sector and stock-specific underperformance within Health Care. Financials were the fourth-best performing global sector, as the economy again avoided recession while a rotation into international value stock stocks benefitted banks. Novo Nordisk was our single greatest detractor over the past year, accounting for the poor Health Care result. Our analysis determined one of their chief competitors Eli Lilly, also owned in the portfolio, possesses a superior drug pipeline at this time. Thus, we chose to exit our Novo Nordisk position in early December. Our goal for the Fund remains to build a diversified portfolio of resilient companies whose future success requires as few predictions as possible.

Line Graph [Table Text Block]
	Sustainable Equity Fund	S&P Global 1200 Index	Bloomberg World Large & Mid Cap Total Return Index
11/30/2015	10,000	10,000	10,000
12/31/2015	9,836	9,827	10,059
1/31/2016	9,270	9,262	10,167
2/29/2016	9,239	9,198	10,366
3/31/2016	9,640	9,843	10,640
4/30/2016	9,558	10,007	10,748
5/31/2016	9,610	10,053	10,625
6/30/2016	9,435	9,977	10,901
7/31/2016	9,846	10,404	10,985
8/31/2016	9,990	10,440	10,934
9/30/2016	10,051	10,483	10,984
10/31/2016	9,866	10,315	10,694
11/30/2016	9,692	10,451	10,289
12/31/2016	9,695	10,700	10,254
1/31/2017	9,892	10,974	10,341
2/28/2017	10,233	11,272	10,380
3/31/2017	10,470	11,428	10,392
4/30/2017	10,667	11,601	10,525
5/31/2017	10,936	11,855	10,700
6/30/2017	10,967	11,920	10,697
7/31/2017	11,173	12,238	10,880
8/31/2017	11,246	12,276	10,994
9/30/2017	11,380	12,542	10,904
10/31/2017	11,731	12,804	10,864
11/30/2017	11,824	13,059	10,982
12/31/2017	11,999	13,252	11,016
1/31/2018	12,614	13,981	11,133
2/28/2018	12,249	13,400	11,021
3/31/2018	12,135	13,130	11,152
4/30/2018	12,072	13,271	10,982
5/31/2018	12,270	13,322	10,875
6/30/2018	12,249	13,298	10,850
7/31/2018	12,603	13,732	10,837
8/31/2018	12,874	13,870	10,839
9/30/2018	12,822	13,973	10,752
10/31/2018	11,770	12,958	10,621
11/30/2018	11,989	13,127	10,657
12/31/2018	11,308	12,169	10,871
1/31/2019	12,065	13,099	11,025
2/28/2019	12,485	13,471	10,966
3/31/2019	12,779	13,663	11,108
4/30/2019	13,473	14,163	11,086
5/31/2019	12,759	13,347	11,234
6/30/2019	13,568	14,224	11,484
7/31/2019	13,652	14,259	11,453
8/31/2019	13,568	13,993	11,697
9/30/2019	13,662	14,327	11,577
10/31/2019	13,914	14,706	11,659
11/30/2019	14,272	15,091	11,568
12/31/2019	14,808	15,604	11,619
1/31/2020	14,724	15,468	11,785
2/29/2020	13,931	14,201	11,868
3/31/2020	12,632	12,371	11,657
4/30/2020	13,615	13,650	11,854
5/31/2020	14,502	14,263	11,930
6/30/2020	15,104	14,675	12,038
7/31/2020	16,245	15,367	12,451
8/31/2020	17,026	16,337	12,411
9/30/2020	16,794	15,791	12,361
10/31/2020	16,202	15,358	12,344
11/30/2020	17,660	17,263	12,564
12/31/2020	18,420	18,034	12,719
1/31/2021	18,166	17,894	12,592
2/28/2021	17,985	18,353	12,357
3/31/2021	18,590	18,989	12,122
4/30/2021	19,151	19,850	12,268
5/31/2021	19,353	20,186	12,363
6/30/2021	19,448	20,418	12,273
7/31/2021	19,829	20,660	12,437
8/31/2021	20,328	21,168	12,379
9/30/2021	19,268	20,286	12,150
10/31/2021	20,052	21,397	12,112
11/30/2021	19,660	20,990	12,066
12/31/2021	20,500	21,920	12,030
1/31/2022	19,017	20,906	11,760
2/28/2022	18,143	20,349	11,592
3/31/2022	18,207	20,888	11,241
4/30/2022	17,055	19,235	10,606
5/31/2022	17,055	19,347	10,637
6/30/2022	15,732	17,691	10,305
7/31/2022	16,788	18,996	10,526
8/31/2022	15,636	18,203	10,095
9/30/2022	14,431	16,487	9,566
10/31/2022	15,252	17,608	9,521
11/30/2022	16,521	19,021	9,977
12/31/2022	16,114	18,231	9,969
1/31/2023	16,965	19,539	10,304
2/28/2023	16,545	18,985	9,975
3/31/2023	17,255	19,634	10,300
4/30/2023	17,621	19,972	10,373
5/31/2023	17,040	19,802	10,166
6/30/2023	17,847	20,981	10,190
7/31/2023	18,084	21,658	10,241
8/31/2023	17,654	21,129	10,118
9/30/2023	16,900	20,213	9,800
10/31/2023	16,653	19,671	9,683
11/30/2023	18,203	21,471	10,183
12/31/2023	19,146	22,495	10,611
1/31/2024	19,494	22,702	10,485
2/29/2024	20,342	23,709	10,342
3/31/2024	20,483	24,536	10,414
4/30/2024	19,701	23,668	10,150
5/31/2024	20,636	24,751	10,295
6/30/2024	20,962	25,305	10,309
7/31/2024	21,255	25,732	10,592
8/31/2024	21,930	26,378	10,821
9/30/2024	21,908	26,912	10,997
10/31/2024	21,234	26,391	10,649
11/30/2024	21,625	27,404	10,684
12/31/2024	20,986	26,761	10,454
1/31/2025	21,511	27,645	10,507
2/28/2025	21,347	27,564	10,672
3/31/2025	20,211	26,436	10,747
4/30/2025	20,877	26,608	11,054
5/31/2025	21,992	28,196	11,001
6/30/2025	22,825	29,457	11,227
7/31/2025	22,639	29,831	11,071
8/31/2025	23,319	30,623	11,235
9/30/2025	24,470	31,749	11,325
10/31/2025	25,073	32,464	11,311
11/30/2025	25,040	32,548	11,352

AssetsNet	$ 25,663,665
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 100,931
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,663,665
# of Portfolio Holdings	41
Advisory Fees Paid	$100,931
Portfolio Turnover Rate	12%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

United States	46.8%
France	8.6%
Japan	7.0%
United Kingdom	6.7%
Taiwan	6.0%
Netherlands	5.0%
Sweden	3.3%
Ireland	2.8%
Germany	2.7%
Switzerland	2.3%
Other Countries	5.4%
Other Assets (net of liabilities)	3.4%

Industry Weightings

% of Total Net Assets

Semiconductor Devices	10.8%
Semiconductor Manufacturing	8.9%
Large Pharma	7.5%
Electrical Power Equipment	5.9%
Electrical Components	5.0%
Infrastructure Software	4.8%
Personal Care Products	3.9%
Internet Media & Services	3.7%
Consumer Electronics	3.6%
Commercial & Residential Building Equipment & Systems	3.3%
Other Industries	39.2%
Other Assets (net of liabilities)	3.4%

Largest Holdings [Text Block]

Top 10 Holdings

% of Total Net Assets

Nvidia	6.9%
Taiwan Semiconductor ADR	6.0%
Broadcom	3.9%
Eli Lilly	3.8%
Alphabet, Class A	3.7%
Schneider Electric ADR	3.6%
Assa Abloy ADR	3.3%
Apple	3.3%
TJX Companies	2.9%
ASML Holding NY	2.9%

Updated Prospectus Phone Number	1-800-728-8762